Consolidated Statement of Changes in Equity - USD ($)	Issued capital [member]	Revaluation reserve [member]	Exchange reserve [member]	Share premium [member]	Other reserves [member]	Retained earnings [member]	Total
Beginning balance at Dec. 31, 2022	$ 10,000	$ 15,157,824	$ (460,481)		$ 3,422,799	$ (5,006,590)	$ 13,123,552
IfrsStatementLineItems [Line Items]
Issuance of new shares	3			753,587			753,590
Loss for the year						(629,254)	(629,254)
Ending balance at Jun. 30, 2023	10,003	15,157,824	(460,481)	753,587	3,422,799	(5,635,844)	13,247,888
Beginning balance at Dec. 31, 2023	10,892	14,971,140	(123,198)	89,725,052	3,422,799	(99,985,928)	8,020,757
IfrsStatementLineItems [Line Items]
Issuance of new shares	1,000			2,458,675			2,459,675
Loss for the year						(471,424)	(471,424)
Ending balance at Jun. 30, 2024	$ 11,892	$ 14,971,140	$ (123,198)	$ 92,183,727	$ 3,422,799	$ (100,457,352)	$ 10,009,008